Demand Notes Payable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014 Noteholders	Dec. 31, 2013 ConvertibleNote	Dec. 31, 2012
Demand Notes Payable (Textual)
Demand notes payable	$ 120,000	$ 216,000	$ 180,000
Number of convertible notes	2	3
Repayment of demand notes payable	$ 96,000